Income tax	12 Months Ended
Dec. 31, 2021
Income tax
Income tax
26.	Income tax

The Company is incorporated in Cyprus under the Cyprus Companies Law, but the business activity of the Group and joint ventures is subject to taxation in multiple jurisdictions, the most significant of which include:

Cyprus

The Company is subject to 12.5% corporate income tax applied to its worldwide income. On December 9, 2021, the Minister of Finance presented to parliament the proposed Cyprus budgetary plan for 2022 and envisaged fiscal policy plan for the next three-year period, including an outline of the government’s vision with respect to a possible reform of the Cyprus tax system. Specifically, it was indicated increase of the corporate income tax rate from 12.5% to 15% in line with the OECD Inclusive Framework’s Pillar Two agreement.

The Company is exempt from the special contribution to the Defence Fund on dividends received from abroad.

In 2020 the Company obtained a written confirmation from the Cyprus tax authorities in the form of a tax ruling in which the Cyprus tax authorities accept in writing not to impose any deemed dividend distribution liability since the Company is a public entity and it is impossible to identify the final minor shareholders.

The Russian Federation

The Company’s subsidiaries incorporated in the Russian Federation are subject to corporate income tax at the standard rate of 15% applied to income received from Russia government bonds and 20% applied to their taxable income.

The Protocol of September 8, 2020 effective from January 1, 2021 established withholding tax rates as 15% in respect of interest and dividend income paid to Cyprus (though it provides for a number of exceptions where the lower rates of 5% or 0% are envisaged). The Company believes that it fulfills the conditions for application of the reduced 5% tax rate under the amended Russia-Cyprus Double Tax Treaty in respect of dividend income.

Republic of Kazakhstan

The Company’s subsidiary incorporated in Kazakhstan is subject to corporate income tax at the standard rate of 20% applied to their taxable income.

26.	Income tax (continued)

Deferred income tax assets and liabilities as of December 31, 2021 and 2020, relate to the following:

	Consolidated statement of		Consolidated statement of
	financial position as of		comprehensive income for the
	December 31		year ended
	2020	2021	2020	2021
			PL	PL	OCI
Intangible assets	(606)	(558)	32	48	—
Trade and other payables	238	259	(34)	21	—
Trade and other receivables	25	32	(33)	7	—
Debt instruments	(5)	61	—	10	56
Tax loss carry forwards	—	27	—	27	—
Loans issued	10	(8)	(46)	(18)	—
Lease obligations	222	134	(65)	(88)	—
Property and equipment	(189)	(140)	72	49	—
Taxes on unremitted earnings	(680)	(865)	(200)	(185)	—
Other	33	(81)	(146)	(114)	—
Net deferred income tax assets/ (liabilities)	(952)	(1,139)	(420)	(243)	56
including:
Deferred tax assets	209	237
Deferred tax liabilities	(1,161)	(1,376)

Deferred tax assets and liabilities are not offset because they do not relate to income taxes levied by the same tax authority on the same taxable entity.

Reconciliation of deferred income tax asset/(liability), net:

	2019	2020	2021
Deferred income tax asset/(liability), net as of January 1	(586)	(532)	(952)
Effect of acquisitions of subsidiaries	(74)	—	—
Deferred tax benefit/(expense)	128	(420)	(187)
Deferred income tax asset/(liability), net as of December 31	(532)	(952)	(1,139)

As of December 31, 2021 the Group does not intend to distribute a portion of its accumulated unremitted earnings in the amount of 11,024 (2020 – 8,075). The amount of tax that the Group would pay to distribute them would be 551 (2020 - 403). Unremitted earnings include all earning that were recognized by the Group’s subsidiaries and that are expected to be distributed to the holding company.

26.	Income tax (continued)

The major components of income tax expense, including tax expense from discontinued operations, for the years ended 31 December 2021, 2020 and 2019 are:

	2019	2020	2021
Total tax expense
Current income tax expense	(1,620)	(2,498)	(2,837)
Deferred tax benefit/(expense)	128	(420)	(243)
Income tax expense for the year	(1,492)	(2,918)	(3,080)

Theoretical and actual income tax expense is reconciled as follows:

	2019	2020	2021
Profit before tax from continuing operations	11,954	14,365	20,616
Loss before tax from a discontinued operations	(5,575)	(2,509)	—
Accounting profit before tax	6,379	11,856	20,616
Theoretical income tax expense at the domestic rate in each individual jurisdiction	(824)	(2,043)	(3,464)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income	23	216	1,098
Non-deductible expenses	(387)	(675)	(319)
Income tax associated with earnings of foreign subsidiaries	(202)	(333)	(338)
Unrecognized deferred tax assets	(102)	(83)	(57)
Total income tax expense	(1,492)	(2,918)	(3,080)
Income tax attributable to a continuing operations	(2,513)	(3,119)	(3,080)
Income tax attributable to a discontinued operations	1,021	201	—

During the year ended December 31, 2021 the Group did not recognize deferred tax assets related to the tax loss carry forward in the amount of 57 (2020 – 83, 2019 – 102) because the Group did not believe that the realization of the related deferred tax assets is probable.